Commitments	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments

19. Commitments

	Total	2012	2013	2014	2015	2016	Thereafter (1)
	$	$	$	$	$	$	$

Right of way agreement (a)	874,339	144,308	144,852	145,412	145,989	146,583	147,195
Office leases (b) (c)	833,909	178,374	157,506	151,763	159,152	160,383	26,731
Management contract (d)	1,472,159	227,592	234,420	241,452	248,696	256,157	263,842
Operations and maintenance agreement (e) (f)	11,536,650	408,400	334,650	2,533,400	2,753,400	2,753,400	2,753,400
Interconnection agreement (g)	2,000,000	2,000,000	-	-	-	-	-
Engineering, procurement and construction agreement (h)	368,794	368,794	-	-	-	-	-
Dark fiber lease (i)	46,984	7,355	7,539	7,728	7,921	8,119	8,322
Decommission funding (j)	742,595	-	148,519	148,519	148,519	148,519	148,519
Land lease (k)	853,436	171,406	171,406	146,406	121,406	121,406	121,406
Vehicle Leases (l)	84,476	23,350	33,184	27,942	-	-	-
	18,813,342	3,529,579	1,232,076	3,402,622	3,585,083	3,594,567	3,469,415
(1)Assumes annualized payment.

(a) The Company has a BLM right-of-way that expires on September 22, 2037. The right-of-way requires annual payments based on the installed kilowatt (kw) capacity and BLM factors being the number of operational hours in the year, capacity factors, royalty percentages and sales price per kw. The Company also has an obligation to remove foundations and equipment on the termination of the land right-of-way agreement.

The Company has a railway crossing and land lease agreement with BNSF Railway for its Kingman project, which expires in June 1, 2031. The agreement requires a $10,000 payment in the first year, followed by $1,800 payments per annum, for the railway crossing, and annual land lease payments are $15,794, both are subject to increases of 3% per annum for inflation.

(b) The Company entered into a sublease agreement for office space in Vancouver, B.C. that expires in February 2012. In January 2011, the Company increased the subleased area under the sublease agreement. The total base rent is C$6,580 per month and operating costs are approximately C$5,000 per month. In September 2011, the Company executed a new lease agreement, commencing March 1, 2012 extending the expiry date to March 1, 2017. Total base rent for years 1 and 2 is C$7,968 per month, year 3 is C$8,264 per month, and years 4 and 5 is C$8,890 per month. Operating costs are approximately C$4,700 per month.

(c) The Company has entered into a lease agreement for office space in Tehachapi, California that will expire July 2012. The base rent is $1,700 per month.

(d) The Company has entered into an operations and maintenance agreement with Green Energy Maintenance Corp. (“GEM”) that requires the Company to reimburse the contractor for all costs incurred for maintaining the Mesa and Windridge wind farms plus a management fee of $227,592 per annum. The agreement is renewable annually with 30 days’ notice from its December 15, 2011 renewal date.

(e) The Company entered into an Operations and Maintenance Agreement with Gamesa for both the Windstar and Kingman projects. Gamesa will provide materials, supplies, consumables, equipment, and vehicles necessary for the operation and maintenance of the turbine equipment.

Starting the third year after the commencement date of the Windstar project, during the warranty period, the Company will pay an annual fixed fee of $44,000 per turbine for a period of five years. The fee shall be revised annually for inflation starting after the third year within the five year period. After the initial five year warranty period, an additional $25,000 per turbine will be added to the last annual fixed fee for an additional five year period.

During the warranty period for the Kingman project, the Company will pay an annual fixed fee of $59,000 per turbine for a period of two years.

(f) On November 30, 2010, the Company entered into an Asset Management and Operations and Maintenance Agreement with Green Energy Maintenance Corp (“GEM”) related to the Windstar project. GEM will serve as asset manager for Windstar. Starting on the services commencement date, which will be 30 days prior to the substation energizing date, the Company will pay GEM a management fee of $75,000 per year and an O&M service fee paid monthly based on an approved budget. The term of the agreement is for 24 months from the date on which GEM occupies the project site.

On December 17, 2010, the Company entered into an Asset Management and Operations and Maintenance Agreement with GEM related to the Kingman project. GEM will serve as manager and administrator and operation and maintenance provider for Kingman. Starting on the services commencement date, which will be 30 days prior to the substation energizing date, the Company will pay GEM a management fee of $38,400 per year and an O&M service fee paid monthly based on an approved budget. The term of the agreement is for 24 months from the date on which GEM occupies the project site and will automatically extend annually, for an additional year, until the expiration of the power purchase agreement unless the Company gives written notice to terminate.

(g) On November 11, 2010, the Company entered into a Common Facilities Agreement with Sky River, LLC for its Windstar project. Under this agreement, the Company is obligated to pay an operations and maintenance cost sharing and license fee. An initial payment of $2,000,000 is due 120 days after the initial operations date under the PPA and a second payment of $2,500,000 is due on the tenth anniversary of such date.

(h) On November 30, 2010 the Company entered into a $45 million engineering, procurement and construction agreement with RMT Inc. as the contractor during construction of the Windstar project. Pursuant to this agreement, the Company paid an initial deposit of $10.3 million in December 2010. The remainder of the contract price will be paid throughout the construction period.

(i) On September 6, 2011, the Company entered into a dark fiber license agreement with UNS Electric Inc. (“UNS”). Under the agreement UNS will license the Company to use their dark fiber strands for five years. The Company will pay a license fee of $400 per route mile for each fiber pair annually on September 6th for the 20 year life of the agreement with an increase of 2.5% each year.

(j) Pursuant to item 15 of resolution 2007-404 from the Mohave County Board of Supervisors, the Company is required to maintain a letter of credit, bond or other appropriate form of security, in the amount of the full decommissioning cost net of salvage value, at the end of the life of the Kingman project. The Company received approval from the Mohave County Board of Supervisors to fund this security over the 20 year life of the project starting in year 2.

(k) On February 22, 2011, the Company entered into a ground lease agreement with Rocking Chair Ranch, Inc., an Arizona corporation. The Company has paid an initial payment of $50,000 in March 2011 and will pay $50,000 on or before the first day of each anniversary of the effective date of February 22, 2011 during the feasibility development term as defined in the lease agreement. The lease may not be terminated by the Company during the first forty-two months of the lease.

The Company entered into a 527 acre ground lease agreement with eight parties for the Windswept project, in California. Under this agreement, the Company will pay a minimum of $121,406 per annum over the 30 year lease term.

(l) In September 2011, the Company entered into a vehicle operating lease agreement, payable monthly over the 36 month lease term, with the lease expiring in October 2014. The Company entered into a second vehicle operating lease agreement in October 2011, payable monthly over the 36 month lease term, with the lease expiring in November 2014.

(m) On December 17, 2010, in exchange for the Company receiving financing for its Kingman project the Company executed an Alliance Agreement providing RMT an exclusive first right of refusal to serve as the sole and exclusive EPC contractor on Western Wind’s’ next one hundred and fifty megawatts (150MW) of development of wind and solar powered electrical generation facilities in the U.S., U.S. territories, and Canada, not inclusive of the Windstar and Kingman Projects.